Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit losses, provisions and reversals	R$ 270,787	R$ 345,102	R$ 92,235
Provision for legal claims [Member]
Credit losses, provisions and reversals	165,772	222,251	157,668
Allowance For Doubtful Accounts Client And Other Credits [Member]
Credit losses, provisions and reversals	102,457	100,730	109,435
Tax Credits Estimated Losses [Member]
Credit losses, provisions and reversals	4,834	(2,044)	2,825
Property Plant And Equipment Expense [Member]
Credit losses, provisions and reversals	0	27,755	(174,500)
Power Generation Concession Contract [Member]
Credit losses, provisions and reversals	R$ (2,276)	R$ (3,590)	R$ (3,193)